Income Taxes - Summary of Income (Loss) Before Provision (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States					$ (25,283)	$ (27,728)
Foreign					(15,236)	(8,656)
Loss before income taxes	$ (8,218)	$ (7,166)	$ (20,102)	$ (24,850)	$ (40,519)	$ (36,384)